TRILLIUM ESG GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.7%
Apparel & Textile Products	1.3%
Kering S.A.		13,840	$5,470,076
NIKE, Inc. - Class B		72,410	6,805,092
			12,275,168
Asset Management	1.3%
CapitaLand Investment Ltd.		2,899,482	5,754,943
LPL Financial Holdings, Inc.		26,607	7,029,569
			12,784,512
Automotive	1.4%
Aptiv PLC(a)		57,927	4,613,886
Cie Generale des Etablissements Michelin S.C.A.		223,716	8,572,965
			13,186,851
Banking	6.6%
Bank Rakyat Indonesia Persero Tbk PT		15,781,536	6,021,967
Credicorp Ltd.		34,524	5,849,401
DNB Bank ASA		365,593	7,267,094
Grupo Financiero Banorte S.A.B. de C.V., Series O		703,907	7,476,477
Hang Seng Bank Ltd.		428,405	4,688,049
HDFC Bank Ltd. - ADR		129,075	7,224,328
KBC Group N.V.		110,889	8,304,895
PNC Financial Services Group (The), Inc.		68,118	11,007,869
Sumitomo Mitsui Trust Holdings, Inc.		289,658	6,329,691
			64,169,771
Biotechnology & Pharmaceuticals	6.8%
CSL Ltd.		40,618	7,620,874
Gilead Sciences, Inc.		123,940	9,078,605
Merck & Co., Inc.		108,278	14,287,282
Merck KGaA		41,594	7,341,335
Novo Nordisk A/S - Class B		137,748	17,669,406
Roche Holding A.G. (Genusschein)		37,218	9,479,375
			65,476,877
Chemicals	2.7%
Air Liquide S.A.		46,312	9,635,000
Croda International PLC		86,808	5,370,863
Ecolab, Inc.		45,975	10,615,628
			25,621,491
Commercial Support Services	3.8%
Brambles Ltd.		741,270	7,801,235
Compass Group PLC		282,065	8,270,074
Recruit Holdings Co. Ltd.		204,812	9,074,343
Waste Management, Inc.		52,626	11,217,232
			36,362,884
Construction Materials	0.6%
Sika A.G. - REG		20,969	6,245,244

TRILLIUM ESG GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Containers & Packaging	1.4%
Ball Corp.		141,961	$9,562,493
Klabin S.A.		882,662	4,445,516
			14,008,009
Electric Utilities	1.4%
EDP Renovaveis S.A.		455,013	6,158,225
Terna - Rete Elettrica Nazionale		878,364	7,258,792
			13,417,017
Electrical Equipment	2.3%
Assa Abloy AB - Class B		258,492	7,416,190
Rockwell Automation, Inc.		13,343	3,887,216
Trane Technologies PLC		36,121	10,843,524
			22,146,930
Engineering & Construction	1.0%
Quanta Services, Inc.		35,547	9,235,111
Entertainment Content	1.2%
Walt Disney (The) Co.		91,188	11,157,764
Food	2.8%
Darling Ingredients, Inc.(a)		81,167	3,775,077
Kerry Group PLC - Class A		67,781	5,809,092
McCormick & Co., Inc.		88,579	6,803,753
Nestle S.A. - REG		102,384	10,870,176
			27,258,098
Gas & Water Utilities	0.9%
American Water Works Co., Inc.		70,139	8,571,687
Health Care Facilities & Services	1.2%
CVS Health Corp.		141,709	11,302,710
Home Construction	0.7%
Daiwa House Industry Co. Ltd.		229,373	6,860,886
Household Products	2.8%
Kao Corp.		120,036	4,470,623
L'Oreal S.A.		24,249	11,475,538
Unilever PLC		225,066	11,295,636
			27,241,797
Industrial Intermediate Products	1.1%
Prysmian S.p.A.		195,594	10,211,093
Industrial Support Services	1.0%
Ferguson PLC		46,055	10,070,732
Institutional Financial Services	1.7%
Bank of New York Mellon (The) Corp.		139,266	8,024,507
Intercontinental Exchange, Inc.		60,874	8,365,914
			16,390,421
Insurance	3.4%
AIA Group Ltd.		906,741	6,087,881
Allianz S.E. - REG		34,608	10,372,175

TRILLIUM ESG GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Aviva PLC		958,186	$6,005,754
Travelers (The) Cos., Inc.		45,891	10,561,355
			33,027,165
Internet Media & Services	3.9%
Alphabet, Inc. - Class A(a)		252,596	38,124,314
Leisure Facilities & Services	2.2%
Chipotle Mexican Grill, Inc.(a)		2,110	6,133,285
Marriott International, Inc. - Class A		35,533	8,965,331
Starbucks Corp.		72,073	6,586,751
			21,685,367
Machinery	1.6%
Atlas Copco AB - Class A		462,252	7,807,844
Kurita Water Industries Ltd.		182,834	7,610,233
			15,418,077
Medical Equipment & Devices	4.8%
Alcon, Inc.		97,756	8,101,440
Cochlear Ltd.		30,154	6,632,219
Edwards Lifesciences Corp.(a)		107,017	10,226,544
Straumann Holding A.G. - REG		63,852	10,195,363
Thermo Fisher Scientific, Inc.		18,439	10,716,931
			45,872,497
Real Estate Investment Trusts	1.6%
American Tower Corp.		34,944	6,904,585
Prologis, Inc.		62,835	8,182,374
			15,086,959
Real Estate Services	0.9%
Jones Lang LaSalle, Inc.(a)		45,550	8,886,349
Renewable Energy	0.5%
First Solar, Inc.(a)		27,620	4,662,256
Retail - Consumer Staples	2.4%
Jeronimo Martins SGPS S.A.		206,875	4,102,179
Koninklijke Ahold Delhaize N.V.		219,592	6,567,057
Target Corp.		68,790	12,190,276
			22,859,512
Retail - Discretionary	3.1%
Industria de Diseno Textil S.A.		162,253	8,169,427
TJX Cos. (The), Inc.		123,181	12,493,017
Tractor Supply Co.		35,700	9,343,404
			30,005,848
Semiconductors	9.2%
Applied Materials, Inc.		44,983	9,276,844
Infineon Technologies A.G.		252,178	8,574,042
Intel Corp.		145,555	6,429,164
IPG Photonics Corp.(a)		50,688	4,596,895

TRILLIUM ESG GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
NVIDIA Corp.		43,108	$38,950,664
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		157,200	21,387,060
			89,214,669
Software	10.0%
Adobe, Inc.(a)		20,377	10,282,234
Dassault Systemes S.E.		243,336	10,773,946
Microsoft Corp.		127,107	53,476,457
Palo Alto Networks, Inc.(a)		20,220	5,745,109
SAP S.E.		42,519	8,277,993
ServiceNow, Inc.(a)		10,770	8,211,048
			96,766,787
Technology Hardware	3.4%
Apple, Inc.		137,974	23,659,782
Cisco Systems, Inc.		97,630	4,872,713
Nidec Corp.		99,036	4,010,376
			32,542,871
Technology Services	4.3%
Accenture PLC - Class A		36,373	12,607,246
MSCI, Inc.		15,492	8,682,491
Visa, Inc. - Class A		74,011	20,654,990
			41,944,727
Telecommunications	1.1%
BCE, Inc.		139,771	4,749,665
Verizon Communications, Inc.		138,169	5,797,571
			10,547,236
Transportation & Logistics	2.3%
Canadian Pacific Kansas City Ltd.		91,442	8,062,396
Kuehne + Nagel International A.G. - REG		18,705	5,205,916
United Parcel Service, Inc. - Class B		60,874	9,047,702
			22,316,014
TOTAL COMMON STOCKS (Cost $618,636,699)			952,955,701
PREFERRED STOCKS	0.6%
Banking	0.6%
Itau Unibanco Holding S.A. - ADR 3.25%(b)		854,032	5,918,442
PREFERRED STOCKS (Cost $4,413,466)			5,918,442
SHORT-TERM INVESTMENTS	0.6%
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(c)		5,429,746	5,429,746
TOTAL SHORT-TERM INVESTMENTS (Cost $5,429,746)			5,429,746
TOTAL INVESTMENTS (Cost $628,479,911)	99.9%		964,303,889
NET OTHER ASSETS (LIABILITIES)	0.1%		1,278,673
NET ASSETS	100.0%		$965,582,562

TRILLIUM ESG GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

(a)Non-income producing security.
(b)Current yield is disclosed. Dividends are calculated based on a percentage of issuer's net income.
(c)7-day current yield as of March 31, 2024 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
At March 31, 2024, the Fund’s investments were concentrated in the following countries:
Country Allocation	Percentage of Net Assets
United States	53.8%
Switzerland	5.2
France	4.8
Japan	4.0
Germany	3.6
United Kingdom	3.2
Ireland	3.0
Australia	2.3
Taiwan	2.2
Denmark	1.8
Italy	1.8
Sweden	1.6
Jersey	1.5
Spain	1.5
Canada	1.3
Hong Kong	1.1
Brazil	1.1
Belgium	0.9
Mexico	0.8
Norway	0.8
India	0.7
Netherlands	0.7
Indonesia	0.6
Peru	0.6
Singapore	0.6
Portugal	0.4
Total	99.9%

TRILLIUM ESG SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.3%
Aerospace & Defense	1.6%
Hexcel Corp.		9,575	$697,539
Apparel & Textile Products	2.4%
Deckers Outdoor Corp.(a)		732	689,003
Levi Strauss & Co. - Class A		17,971	359,240
			1,048,243
Asset Management	4.1%
LPL Financial Holdings, Inc.		4,483	1,184,409
Stifel Financial Corp.		7,303	570,875
			1,755,284
Banking	6.2%
Columbia Banking System, Inc.		18,803	363,838
East West Bancorp, Inc.		12,502	989,033
Live Oak Bancshares, Inc.		11,809	490,192
Webster Financial Corp.		15,953	809,934
			2,652,997
Chemicals	4.4%
Avery Dennison Corp.		2,496	557,232
Ingevity Corp.(a)		7,041	335,856
Rogers Corp.(a)		3,667	435,236
Sensient Technologies Corp.		7,826	541,481
			1,869,805
Commercial Support Services	1.5%
AMN Healthcare Services, Inc.(a)		4,606	287,921
ManpowerGroup, Inc.		4,645	360,638
			648,559
Construction Materials	1.9%
Trex Co., Inc.(a)		8,081	806,080
Consumer Services	1.8%
Bright Horizons Family Solutions, Inc.(a)		6,794	770,168
Containers & Packaging	3.1%
AptarGroup, Inc.		4,283	616,281
Ball Corp.		10,838	730,048
			1,346,329
E-Commerce Discretionary	1.3%
Etsy, Inc.(a)		8,004	550,035
Electric Utilities	1.1%
Ormat Technologies, Inc.		7,326	484,908
Electrical Equipment	2.7%
Allegion PLC		3,235	435,787
Trimble, Inc.(a)		11,539	742,650
			1,178,437
1

TRILLIUM ESG SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Engineering & Construction	4.1%
MYR Group, Inc.(a)		5,254	$928,645
Tetra Tech, Inc.		4,406	813,832
			1,742,477
Food	4.2%
Darling Ingredients, Inc.(a)		7,603	353,615
Lamb Weston Holdings, Inc.		9,652	1,028,228
McCormick & Co., Inc.		5,423	416,541
			1,798,384
Gas & Water Utilities	0.6%
Essential Utilities, Inc.		6,794	251,718
Health Care Facilities & Services	4.7%
Encompass Health Corp.		5,631	465,008
ICON PLC(a)		2,465	828,117
Quest Diagnostics, Inc.		5,446	724,917
			2,018,042
Industrial Intermediate Products	1.4%
Valmont Industries, Inc.		2,673	610,192
Insurance	4.2%
Hanover Insurance Group (The), Inc.		5,169	703,863
Horace Mann Educators Corp.		11,100	410,589
Reinsurance Group of America, Inc.		3,597	693,789
			1,808,241
Leisure Facilities & Services	2.8%
Domino's Pizza, Inc.		1,256	624,081
InterContinental Hotels Group PLC - ADR		5,254	555,138
			1,179,219
Machinery	6.8%
Lincoln Electric Holdings, Inc.		3,759	960,199
Middleby (The) Corp.(a)		5,623	904,122
MSA Safety, Inc.		5,469	1,058,744
			2,923,065
Medical Equipment & Devices	4.7%
Azenta, Inc.(a)		4,776	287,897
Merit Medical Systems, Inc.(a)		11,478	869,458
Omnicell, Inc.(a)		12,325	360,260
Penumbra, Inc.(a)		2,326	519,117
			2,036,732
Publishing & Broadcasting	1.6%
New York Times (The) Co. - Class A		16,315	705,134
Real Estate Investment Trusts	5.1%
Camden Property Trust		3,074	302,482
CubeSmart		9,667	437,142
EastGroup Properties, Inc.		3,628	652,205
2

TRILLIUM ESG SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Federal Realty Investment Trust		4,144	$423,185
LTC Properties, Inc.		11,285	366,875
			2,181,889
Real Estate Services	2.1%
Jones Lang LaSalle, Inc.(a)		4,568	891,171
Renewable Energy	1.4%
First Solar, Inc.(a)		2,496	421,325
SolarEdge Technologies, Inc.(a)		2,781	197,395
			618,720
Retail - Consumer Staples	2.4%
BJ's Wholesale Club Holdings, Inc.(a)		13,442	1,016,887
Retail - Discretionary	5.5%
Burlington Stores, Inc.(a)		4,191	973,109
Freshpet, Inc.(a)		5,007	580,111
Tractor Supply Co.		3,074	804,527
			2,357,747
Semiconductors	4.0%
Allegro MicroSystems, Inc.(a)		27,277	735,388
IPG Photonics Corp.(a)		6,725	609,890
Wolfspeed, Inc.(a)		12,279	362,231
			1,707,509
Software	4.9%
CyberArk Software Ltd.(a)		4,206	1,117,240
Dynatrace, Inc.(a)		9,513	441,783
Paylocity Holding Corp.(a)		3,266	561,295
			2,120,318
Technology Services	1.5%
Jack Henry & Associates, Inc.		3,713	645,059
Transportation & Logistics	1.6%
JB Hunt Transport Services, Inc.		3,490	695,382
Transportation Equipment	2.7%
Westinghouse Air Brake Technologies Corp.		7,980	1,162,526
Wholesale - Discretionary	0.9%
LKQ Corp.		7,025	375,205
TOTAL COMMON STOCKS (Cost $40,254,678)			42,654,001
SHORT-TERM INVESTMENTS	0.8%
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(b)		358,241	358,241
TOTAL SHORT-TERM INVESTMENTS (Cost $358,241)			358,241
TOTAL INVESTMENTS (Cost $40,612,919)	100.1%		43,012,242
NET OTHER ASSETS (LIABILITIES)	(0.1%)		(32,724)
NET ASSETS	100.0%		$42,979,518

(a)Non-income producing security.
(b)7-day current yield as of March 31, 2024 is disclosed.

3

TRILLIUM ESG SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Abbreviations:
ADR – American Depositary Receipt
At March 31, 2024 the industry sectors (excluding short-term investments) for the Trillium ESG Small/Mid Cap Fund were:
Sector Allocation	% of Net Assets
Communication Services	1.6%
Consumer Discretionary	13.4
Consumer Staples	7.9
Financials	16.0
Health Care	10.1
Industrials	23.2
Information Technology	11.7
Materials	6.5
Real Estate	7.2
Utilities	1.7
Total	99.3%
4